INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of income tax expense

	2020	2019
Current tax expense	$—	$—
Deferred tax expense	—	—
Tax expense	$—	$—

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	2020	2019
Income (loss) before tax	$(27,694)	$(22,172)
Statutory income tax rate	26.6%	26.6%

Expected income tax	$(7,367)	$(5,898)
Differences between Canadian and foreign tax rates	(488)	(385)
Items not deductible for tax purposes	736	329
Share based compensation	671	680
Change in unrecognized deductible temporary differences	6,190	5,884
True ups	64	—
Effect of changes in tax rates from prior years	—	155
Effect of changes in foreign exchange rates	202	(723)
Other	(8)	(42)
Total income taxes	—	—

Effective tax rate	n/a	n/a

Schedule of deductible temporary differences

	December 31
	2020	2019
Mineral properties and exploration expenditures	$43,807	$46,455
Equipment	1,700	1,876
Site closure provisions	518	576
Long term debt	282	—
Share issue costs	2,428	698
Long term debt	—	—
Non capital losses	46,073	35,129
Unrecognized deductible temporary differences	$94,808	$84,734

Schedule of recognized deferred tax assets and liabilities

	December 31
	2020	2019
Long term debt	(322)	—
Non-capital loses	867	—
Other	(545)	—
Recognized deferred tax assets (liabilities)	$—	$—

Schedule of deductible temporary differences expiry dates

	Tax losses	December 31
	expire in years	2020	2019
Canada	2026 to 2040	$39,108	$30,789
Mexico	2027 to 2030	5,317	410
Panama	2021 to 2025	4,678	3,172
United States	indefinite	—	758